Filed with the Securities and Exchange Commission on December 14, 2007

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	299	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	300	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 299 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to introduce a new Fund to the Trust within the FundX Upgrader family of funds: FundX Tactical Upgrader Fund.

SUBJECT TO COMPLETION, DATED DECEMBER 14, 2007

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

[PICTURE]

DAL Investment Company

FundX Upgrader Funds

FundX Tactical Upgrader Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February __, 2008

[FundX Upgrader Funds LOGO]

Table of Contents

AN OVERVIEWOF THE FUND: RISK/RETURN SUMMARY	3
INVESTMENT OBJECTIVEAND PRINCIPAL INVESTMENT STRATEGIES	8
SECURITY SELECTION	8
THE ADVISOR'S CLASSIFICATION PROCESS	10
TACTICAL MODEL	10
PRINCIPAL RISKS OF INVESTING IN THE FUND	13
PORTFOLIO HOLDINGS INFORMATION	15
INVESTMENT ADVISOR TO THE FUND	16
PORTFOLIO MANAGERS AND MEMBERS OF THE INVESTMENT COMMITTEE	16
SHAREHOLDER INFORMATION	17
SERVICE FEES AND OTHER THIRD PARTY PAYMENTS	26
DISTRIBUTIONS AND TAXES	26
FINANCIAL HIGHLIGHTS	28
PRIVACY NOTICE	INSIDE BACK COVER

The FundX Tactical Upgrader Fund is a mutual fund that pursues its objective by investing exclusively in shares of other mutual funds and exchange-traded funds.  The investment objective of the FundX Tactical Upgrader Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.  DAL Investment Company, LLC (the “Advisor”) is the investment advisor to the Fund and is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Fund is a series of Professionally Managed Portfolios (the “Trust”).  Other than the FundX Stock Upgrader Fund, the FundX ETF Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, which are offered in separate prospectuses, the Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

An Overview of the Fund: Risk/Return Summary

What is the Fund’s Investment Objective?

The investment objective of the FundX Tactical Upgrader Fund (the “Tactical Fund” or “Fund”) is to seek long-term capital appreciation; capital preservation is a secondary consideration.

What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (all referred to in this prospectus as “Upgrading Underlying Funds”).  The Upgrading Underlying Funds are not affiliated with the Fund or the Advisor.  When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the Upgrading Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.  When the Advisor’s indicators turn positive, the portfolio will again be fully invested in Upgrading Underlying Funds.

Consistent with the Fund’s investment objective, the Advisor uses an “upgrading” investment strategy to manage the Fund and to select the Upgrading Underlying Funds.  The Advisor believes that the best investment returns can be attained by continually upgrading the Fund’s investments into what it believes to be the top performing Upgrading Underlying Funds within a given risk class, and intends to remain invested in those funds as long as they continue to provide superior results.  The Advisor also uses a “Tactical Model” to determine how much of the portfolio to allocate to the Upgrading Underlying Funds, money market funds or ETFs that short the market.  (For additional information on the Tactical Model, please see “Investment Objective and Principal Investment Strategies.”)

Because the Fund will bear its share of the fees and expenses of the Upgrading Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Upgrading Underlying Funds.  There may also be tax consequences for taxable investors associated with capital gains distributions by the Upgrading Underlying Funds.  In addition, because the Fund expects to have a high portfolio turnover from time to time, shareholders will be subject to higher transaction costs than if they invested in a fund with lower portfolio turnover.  High portfolio turnover may also have tax consequences for taxable investors.  See “What are the Principal Risks of Investing in the Fund?” below.

What are the Principal Risks of Investing in the Fund?

An investment in the Fund entails risk.  The Fund cannot guarantee that it will meet its investment objective.  Since the price of the Upgrading Underlying Funds the Fund holds may fluctuate, the value of your investment may fluctuate and you could lose money.  The following risks could affect the value of your investment:

■
Market Risk– Market risk is the risk that the value of the Fund’s shares will fluctuate based on the performance of the securities held by the Upgrading Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or market as a whole.

■
Management Risk– Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the investment strategies employed by the Advisor in selecting the Upgrading Underlying Funds and the investment strategies used by the Upgrading Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Upgrading Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.

■
Foreign Securities and Emerging Markets Risk– The Upgrading Underlying Funds held by the Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and, as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

The Upgrading Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

■
Non-Diversification Risk– While the Fund itself is diversified, the Upgrading Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.  If an Upgrading Underlying Fund focuses its investments in a limited number of issuers, its net asset value (“NAV”) per share, market price and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

■
Derivative Risk - Some Upgrading Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

■
Leverage Risk - Some Upgrading Underlying Funds may borrow money for leveraging and will incur interest expense.  The NAV per share of an Upgrading Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

■
Portfolio Turnover Risk– The Fund’s upgrading strategy, and in particular, the Tactical Model employed by the Advisor described below, may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Fund to incur higher transaction costs than would be the case if the Fund had lower portfolio turnover.  In addition, high portfolio turnover may have significant tax consequences for taxable investors.  The sale of Upgrading Underlying Funds pursuant to the Tactical Model may result in the realization of taxable gain or loss for the Fund which gain or loss by the Fund.  Increase net taxable gain of the Fund could result in increased distributions of ordinary dividends and capital gain dividends to shareholders.  Short-term capital gains are taxed as ordinary income under federal tax laws.  See “Distributions and Taxes” below.

■
Small Company Risk– The Upgrading Underlying Funds may invest in securities of small companies, which involve greater volatility than investing in larger and more established companies because small companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

■
Sector Emphasis Risk– Because the Upgrading Underlying Funds may hold a limited number of issuers, they may have particular emphasis in one or more sectors at any given time, subjecting the Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.  Sectors possess particular risks that may not affect other sectors.  The judgment of the investment advisory organizations that manage the Upgrading Underlying Funds regarding which sectors offer the greatest potential for financial reward consistent with an Upgrading Underlying Fund’s investment objective will change over time.  As a result, if an Upgrading Underlying Fund emphasizes a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were spread across different sectors.

■
Short Sales Risk– The Upgrading Underlying Funds may engage in short sales which could cause an Upgrading Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This could cause the Fund’s performance to suffer to the extent it invests in such an Upgrading Underlying Fund.

■
Interest Rate and Credit Risk– Interest rates may rise resulting in a decrease in the value of the securities held by the Upgrading Underlying Funds or may fall resulting in an increase in the value of such securities.  Fixed-income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed-income securities might be unable to make principal and interest payments when due.

■
High-Yield Risk– The value of fixed-income securities held by the Upgrading Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.  Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claims.

■
New Fund Risk – The Fund is new and may not grow to an economically viable size, in which case it may be liquidated without shareholder approval at a time that may not be favorable to certain investors.

Who may want to Invest in the Fund?

The Tactical Fund may be appropriate for long-term investors who want to participate in the stock market and are interested in a mutual fund that uses a tactical model in an effort to reduce exposure to market risk.  The Tactical Fund may not be appropriate for investors seeking regular income, for those pursuing a short-term goal, or for taxable investors interested in limiting their exposure to taxable gains or losses from a mutual fund.

What is the Fund’s Investment Performance?

FundX Tactical Upgrader Fund

As the Fund had not commenced operations prior to the date of this Prospectus, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.

What are the Fees and Expenses Associated with Investing in the Fund?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Because the Fund is new, the expenses below are based on estimated expenses expected to be incurred for the fiscal period ended October 31, 2008.

Shareholder Fees(1) (fees paid directly from your investment)	FundX Tactical Upgrader Fund
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee(2)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee(3)	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses(4)	___%
Acquired Fund (Underlying Fund) Fees and Expenses(5)	___%
Total Annual Fund Operating Expenses	___%
Less Expense Reimbursement or Recapture(6)	___%
Net Annual Fund Operating Expenses Plus Acquired Fund (Underlying Fund) Fees and Expenses(7)%
_______________
(1)	You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.

(2)
You will pay a redemption fee of 2.00% on the value of shares you redeem that are held for less than 30 days.  This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)	The percentage shown reflects the maximum investment advisory fee to which the Advisor is entitled under the investment advisory agreement.

(4)
Other Expenses includes interest, custodian, transfer agency and other customary Fund expenses.  In addition, the Fund does not anticipate incurring interest expense for their current fiscal year.  However, the Upgrading Underlying Fund in which the Fund invests may incur interest expense.  Such interest expense is included in Acquired Fund Fees and Expenses.

(5)
The Fund is required to disclose Acquired Fund Fees and Expenses in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds and ETFs (referred to here as “Acquired Funds”, but otherwise known in this prospectus as Upgrading Underlying Funds).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in an Acquired Fund’s NAV.  However, because the Advisor selects Upgrading Underlying Funds without regard to expense (see “Investment Objectives and Principal Investment Strategies”), the range of actual expenses of the Upgrading Underlying Funds are expected to vary with changes in the allocation of the  Fund’s assets among various Upgrading Underlying Funds and may be more or less than the range shown above.

(6)
U.S. Bank, National Association (“U.S. Bank”) receives fees from certain Upgrading Underlying Funds for processing transactions between the Fund and the Upgrading Underlying Funds and for servicing the Upgrading Underlying Funds’ account with the Fund.  U.S. Bank rebates a portion of these fees to the Fund through a reduction in custodial, transfer agency, fund administration and fund accounting fees.

(7)
The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least one year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and the Fund’s operating expenses remain the same.  The example reflects the expense limitation agreement for the first year only within each of the years shown below.  Although your actual costs may be higher or lower, under the assumptions, your costs would be:

	1 Year	3 Years
FundX Tactical Upgrader Fund	$___	$___

Investment Objective and Principal Investment Strategies

Investment Objective

The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.

The Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to the Fund’s shareholders.

Principal Investment Strategies

As noted in the “An Overview of the Fund” section of the Prospectus, the Fund pursues its investment objective by investing in other mutual funds and ETFs.

Security Selection

The Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived Upgrading Underlying Funds.  Although the Fund primarily invests in no-load and load-waived Upgrading Underlying Funds, the Fund is not precluded from investing in Upgrading Underlying Funds with sales-related expenses, redemption fees and/or service fees in excess of 0.25%.  The Fund will invest primarily in Upgrading Underlying Funds based on the Fund’s upgrading strategy or that otherwise are permitted investments under the Fund’s investment policies described herein.  Nevertheless, the Upgrading Underlying Funds likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described herein.  These other policies and practices may subject the other funds’ assets to varying or greater degrees of risk.

Because the Advisor believes that the quality or effectiveness of fund management changes with changing market environments, it employs an upgrading investment strategy that it believes allows the Fund to invest in the right mix of Upgrading Underlying Funds to take advantage of current market leadership.  The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the current top performing funds within a given style and risk class.  “Continually upgrading” refers to the ongoing process of (1) classifying funds by risk; (2) ranking the funds based on performance using the Advisor’s proprietary methodology; and (3) adjusting the Fund’s portfolio holdings to upgrade from under-performing funds to those that rank higher as a result of this analysis. The Advisor’s upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 38 years.  Upgrading is based upon the observation that few, if any, money managers consistently excel.  The Advisor believes that most professional money managers have a particular style that works well in some, but not all, market environments.  Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing and, international and domestic areas, among others.  Market leadership changes because economic conditions change.  Based on the Advisor’s observations, however, most fund managers do not change their particular styles when the market leadership changes.

The Advisor’s approach is to combine the talents and research of those it believes to be the country’s leading money managers in seeking superior returns.  The upgrading system is designed to be a logical system of investing in top Upgrading Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor believes continually upgrading can provide an effective way to participate successfully in a broad range of opportunities as they develop.  This strategy can also be effective because of the relatively low transaction costs of investing in no-load or load-waived funds.

The Advisor’s upgrading investment strategy has been featured in Money, Barron’s, Forbes, Business Week, Personal Finance, Financial World and MSN/CBS Investing.com., Investor’s Business Daily, Kiplinger’s Personal Finance Report and Hulbert Financial Digest.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time.  Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders.  See “Upgrading Strategy Risk” under “Principal Risks of Investing in the Fund” below for a discussion of the risks of short-term investing or focusing on near-term performance.

In general, the Advisor selects Upgrading Underlying Funds that it believes offer above-average prospects for achieving the Fund’s goal of capital appreciation.  The Advisor believes such funds can be identified primarily through current performance.  Prospective funds are first classified based on risk, as measured by historical performance, with a focus on downside records and then ranked based on recent performance.  The Advisor believes that investing in other Upgrading Underlying Funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks, which is the Advisor’s proprietary method used to evaluate and rank funds.  Although the Upgrading Underlying Funds purchased for the Fund will generally also be highly ranked in NoLoad Fund*X, the Fund may also invest in funds not included in the newsletter, such as institutional or other Upgrading Underlying Funds not available to the general public, but available to the Advisor.

The Advisor uses a proprietary system to classify funds according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the funds by its proprietary system, based on one-month, three-month, six-month and twelve-month total returns.  Five different classes of funds are categorized based on different risk characteristics, which include:

Class	Risk Profile
Class 1	Most Speculative Funds
Class 2	Speculative Funds
Class 3	High Quality Growth Funds
Class 4	Total Return Funds
Class 5	Fixed-Income Funds

The Upgrading Underlying Funds in which the Fund invests are principally chosen from the above five categories as described in more detail below under “The Advisor’s Classification Process.”

The Advisor’s Classification Process

The Advisor has constructed four risk classes for equity funds.  Bond funds are grouped into a fifth class.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Fund.  For instance, rather than isolating international funds from domestic, the Advisor groups them with others with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find a Class 2 fund showing no more volatility than a typical Class 3 fund.  Furthermore, the Advisor may re-classify funds when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what the Advisor might expect from a fund in each classification.

Class 1: Growth – Most Speculative Stock Funds
Class 1 includes funds that focus on special investments, industries or market sectors.  Class 1 funds may invest in small, new and/or unseasoned companies.  International funds may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth – Speculative Stock Funds
Class 2 includes funds invested in small or mid-sized companies.  Many of these funds may lack diversification by focusing on a few industry sectors or in a few individual holdings.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  These funds may have moderate to high portfolio turnover.

Class 3: Growth – Higher Quality Stock Funds
Generally, Class 3 funds are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these funds include long-term growth with little emphasis on income.

Class 4: Total Return (or Balanced) Funds
Class 4 funds include a wide variety of investment strategies, usually including common stocks.  Often these funds hold income-generating instruments to lower portfolio volatility.  Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income – Bonds
Generally, Class 5 funds have a primary objective of current income and preservation of capital.  This class is divided into categories of fixed-income securities that are further divided by duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

Tactical Model

The Advisor uses a “Tactical Model” to evaluate prevailing market conditions. The Advisor believes that long-term investors generally benefit from being fully invested in the market, but sometimes certain measurable conditions exist that justify having reduced market exposure.  The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.  The Advisor refers to these shifts as “tactical” and the entire model as its “Tactical Model”.

The Advisor’s “Tactical Model” is a composite of a series of models that individually have produced signals that the Advisor believes are compelling based on the broad U.S. stock market.  Because these models are combined into a composite, the Advisor takes action only when the “weight of the evidence” aligns sufficiently across all models.

The Advisor gets its models from third parties it believes are credible. If the Advisor was no longer able to access these models, or if the Advisor felt that a better alternative could be obtained elsewhere, the Advisor has the flexibility to select whatever models it feels provide the best representation of prevailing market conditions. The availability of quality data used by the Advisor to determine prevailing market conditions is an important component of the Advisor’s ability to execute its tactical strategy.

Portfolio Implementation
During what the Advisor believes are normal market conditions, the portfolio will generally be fully invested in Upgrading Underlying Funds based on the security selection process described above. When the Advisor’s Tactical Model indicates that a more defensive posture is warranted, the Advisor will sell a substantial part of the portfolio and invest in money market instruments and inverse ETFs (e.g. ETFs that short the market) in an effort to reduce risk and protect principal.

The Advisor believes that it can isolate the risk and return potential associated with daily U.S. stock market index fluctuations from the risk and return potential associated with its security selection process by “hedging the portfolio” (owning substantially similar size exposure to inverse ETFs that short broad U.S. stock indexes to the Upgrading Underlying Funds it owns long).  The Advisor believes that when the portfolio is “hedged” in this manner, the daily volatility of the Fund will be based on the difference between the performance of the Upgrading Underlying Funds it owns long and the indexes associated with the inverse ETFs it holds as a hedge, regardless of the direction of either the portfolio or the index.

It is important to note that there is no guarantee that the Fund’s portfolio of Upgrading Underlying Funds will outperform the market index, and it is even possible that the portfolio of Upgrading Underlying Funds might fall in value on a day when the indexes associated with the inverse ETFs goes up in value. This “tracking error” is the primary source of potential returns in a hedged portfolio but it also creates potential risk.

In summary, when the Fund is fully invested, as will generally be the case when the Advisor believes that market conditions are normal, the risk and return potential of the Fund will be based on the performance of the Upgrading Underlying Funds in the portfolio minus the fees and expenses discussed above under “What are the Fees and Expenses Associated with Investing in the Fund?”.  When the Advisor believes that prevailing market conditions (as measured by the Advisor’s Tactical Model) are sufficiently adverse, the Advisor will sell a substantial portion of the portfolio and “hedge” the portfolio as described above. The Advisor expects that its Tactical Model may result in portfolio turnover in the Fund from as little as zero in any given year to as much as 300% in a single year.  This higher turnover may result in increased costs and higher tax consequences versus an investment strategy that results in lower portfolio turnover, or even versus an Upgrading strategy without the added transactions associated with the Advisor’s Tactical Model.

The Fund

Under normal market conditions, the Tactical Fund will typically maintain a core holding of Class 3 funds and will invest a portion of its portfolio in Class 1 or Class 2 funds.  Additionally, when the Fund employs its “Tactical Model”, the Fund may hold a short position in any of the classes of funds as the Advisor deems appropriate.

At times, the TacticalFund may have exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 funds are intended to reduce the
The term investment grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard & Poor’s®.
risk and potential volatility of the underlying stocks held by the common stock funds in which the Tactical Fund will invest, although there can be no assurance that fixed-income fund holdings will be able to moderate risk in this manner.

General Investment Information
Please remember that the Fund is independent from any of the Upgrading Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Upgrading Underlying Funds.  If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Upgrading Underlying Fund, which may entail losses.  An Upgrading Underlying Fund may limit the Fund’s ability to sell its shares of the Upgrading Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund’s overall limit on illiquid securities.  For example, no Upgrading Underlying Fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the Upgrading Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that the Fund owns more than 1% of an Upgrading Underlying Fund’s shares, the Fund may not be able to redeem those shares promptly in the event of adverse market conditions or other considerations.  (This limitation does not apply to the Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by the Fund over an exchange in a secondary market transaction.)  Also, the investment advisors of the Upgrading Underlying Funds in which the Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Upgrading Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Upgrading Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Furthermore, the Fund will normally invest only in Upgrading Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees.  If the Fund invests in an Upgrading Underlying Fund that normally charges an up-front sales load, it may use available sales load waivers and quantity discounts to eliminate the sales load.  However, this policy does not preclude the Fund from investing in Upgrading Underlying Funds with sales related expenses, redemption fees or service fees in excess of 0.25%.

The Fund is actively managed and has no restrictions upon portfolio turnover; however, the Advisor does not anticipate that the Fund’s annual portfolio turnover rate will substantially be in excess of 200% on a regular basis.  However, the portfolio turnover may reach 300% or more on occasion based on the Advisor’s use of the Tactical Model described above.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect the Fund’s performance.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Upgrading Underlying Funds.  The acquisition of shares of the Upgrading Underlying Funds by the Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by an exemptive order obtained by the Upgrading Underlying Funds that permits registered investment companies such as the Fund to invest in the Upgrading Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

Principal Risks of Investing in the Fund

Although the Fund principally invests in any number of Upgrading Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Fund will achieve its investment objective. Since the prices of securities may fluctuate, the value of your investment in the Fund may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Fund.

MARKET RISK - The Fund’s assets will be invested in Upgrading Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in the Fund depends on the value of the Upgrading Underlying Funds it owns.  In turn, the value of each of the Upgrading Underlying Funds depends on the market value of the equity securities in which it has invested.  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

MANAGEMENT RISK– Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment is subject to the investment strategies employed by the Advisor in selecting the Upgrading Underlying Funds and the investment strategies used by the Upgrading Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Upgrading Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.

UPGRADING STRATEGY RISK - The Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing funds at a given time.  When investment decisions are based on near-term performance, however, the Fund may be exposed to the risk of buying Upgrading Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Fund to concentration risk.

SMALL COMPANY RISK - The Fund may invest in Upgrading Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Upgrading Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold Upgrading Underlying Funds that focus on small capitalization stocks only when small company stocks are outperforming large company stocks.

INTEREST RATE AND CREDIT RISK - The Upgrading Underlying Funds may hold bonds and other fixed-income securities.  Upgrading Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock.  Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall.  Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates.  Also, fixed-income securities with longer maturities generally involve greater risk than securities with shorter maturities.  In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Upgrading Underlying Fund.

HIGH-YIELD RISK - The Fund may invest in Upgrading Underlying Funds that focus its investments in securities rated below investment grade.  Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

FOREIGN SECURITIES RISK - One or more Upgrading Underlying Funds may invest in the securities of foreign companies.  As a result, such Upgrading Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

EMERGING MARKETS RISK - In addition to developed markets, Upgrading Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

NON-DIVERSIFICATION RISK - Some of the Upgrading Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Upgrading Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline in times of weaker markets than a more diversified mutual fund.

SECTOR EMPHASIS RISK– It is anticipated that the Fund will invest in Upgrading Underlying Funds that have a particular emphasis on one or more sectors.  In the case of an Upgrading Underlying Fund that emphasizes a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

DERIVATIVE RISK - Some Upgrading Underlying Funds may use derivative instruments because their value derives from the value of an underlying asset, currency or index.  Investments in such Upgrading Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Upgrading Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.

SHORT SALE RISK - Some of the Upgrading Underlying Funds in which the Fund invests will engage in short sales, which may result in an Upgrading Underlying Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Upgrading Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.

LEVERAGE RISK - Some Upgrading Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Upgrading Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

NEW FUND RISK– There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  A liquidation can be initiated by the Board without shareholder vote, and while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

PORTFOLIO TURNOVER RISK– The Fund’s upgrading strategy, and in particular, the Tactical Model employed by the Advisor described in this Prospectus, may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Fund to incur higher transaction costs than would be the case if the Fund had lower portfolio turnover.  In addition, high portfolio turnover may have significant tax consequences for taxable investors.  The sale of Upgrading Underlying Funds pursuant to the Tactical Model may result in the realization of taxable gain or loss by the Fund.  Increased net taxable gain of the Fund could result in increased distributions of ordinary dividends and capital gains dividends to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  See “Distributions and Taxes” below.

Portfolio Holdings Information

The Fund’s portfolio holdings will be disclosed quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  In addition, the Fund will disclose a complete list of the Fund’s month-end portfolio holdings, on or about the fifth business day of the following month on their website at www.upgraderfunds.com.  The month-end portfolio holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the Securities and Exchange Commission (“SEC”). (The portfolio holdings information for the Fund is available by clicking the hyperlink of the Fund’s name located on the Fund information page at www.upgraderfunds.com/whoinv.com, or by clicking the hyperlink of the Fund’s ticker symbol on any page.)  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A more detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Investment Advisor to the Fund

DAL Investment Company, LLC, is the investment advisor to the Fund.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of December 31, 2007, the Advisor had approximately $___ billion in assets under management.  The Advisor supervises the Fund’s investment activities and determines which investments are purchased and sold by the Fund.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  Under an investment advisory agreement with the Fund, the Fund compensates the Advisor for its investment advisory services.  The Fund pays the Advisor a monthly management fee that is calculated based on the Fund’s average daily net assets at the annual rate of 1.00%.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor will be available in the Fund’s Annual Report to shareholders for the most recent period ended ________.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses will not exceed 1.50% of the average daily net assets for the Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses).  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers and Members of the Investment Committee

Investment decisions for the Fund are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of the Fund’s portfolio.  The members of the investment committee are listed in the table below.

Name	Title	Tenure
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Fund’s portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

Shareholder Information

Pricing Fund Shares

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

The assets of the Fund consist primarily, if not exclusively, of shares of Upgrading Underlying Funds valued at their respective NAVs.  The prospectuses for the Upgrading Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when the Fund is unable to receive an NAV from an Upgrading Underlying Fund.  In such case, shares of an Upgrading Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of the Fund will fluctuate with the value of the securities held by the Upgrading Underlying Funds in which it principally invests.

There can be no assurance that the Fund can purchase or sell a share of an Upgrading Underlying Fund at the price used to calculate the Fund’s NAV.  In the case of fair valued Upgrading Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Upgrading Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Upgrading Underlying Fund may be less frequent and of greater magnitude than changes in the price of the Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares
To open an account, you must make a	Minimum Investments	To Open Your Account	To Add to Your Account
minimum initial investment as listed in the	Regular Accounts	$___	$___
table.	Retirement Accounts	$___	$___
	Automatic Investment Accounts	$___	$___

You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the Account Application is received by the Fund or USBFS.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Fund will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

The Fund reserves the right to reject any purchase order, in whole or in part, if such rejection is in the Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of the Fund or would not otherwise be in the best interest of long-term shareholders.  If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail

To purchase shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the Fund to the address listed below.

To make subsequent investments, write your account number on a check made payable to the Fund and mail it together with the most recent confirmation statement received from USBFS in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone

If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV calculated on a day when the NYSE is open.  For security reasons, requests by telephone will be recorded.

By Wire
Initial Investment
If you are making an initial investment in the Fund, before you wire funds, please contact USBFS by phone at (866) 455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call USBFS at (866) 455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact USBFS at (866) 455-FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call USBFS.  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account #:	112-952-137
FFC:	[Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary
You may buy and sell shares of the Fund through certain brokers and their agents (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Fund may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize the Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum initial investment of $500, and thereafter a monthly minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application  or call the Fund at (866) 455-FUND [3863]. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying USBFS by telephone or in writing, five days prior to the effective date of the next transaction.

Retirement Plan

The Fund offers an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling (866) 455-FUND [3863].  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program

To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the Account Application or contact USBFS by telephone, in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Fund may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying USBFS by telephone or in writing.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with your authorized Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem your shares by simply sending a written request to USBFS at the address listed below.  Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  Redemption request will not become effective until all documents have been received in good form by the Fund.  The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to 10% withholding.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire

You may redeem Fund shares by telephone or wire by completing the “Account Features” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Fund at (866) 455-FUND [3863].  If you have a retirement account, you may not redeem shares by telephone.  You may have difficulties in making a telephone redemption during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

You may redeem up to $100,000 in shares by calling USBFS at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account. The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available for 2-3 days.  Telephone redemptions cannot be made if you notify USBFS of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to USBFS with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Fund and USBFS will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund and USBFS follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.  Once a telephone transaction has been placed, it cannot be canceled or modified.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary

You may redeem Fund shares through your authorized Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of the Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting USBFS sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Low Balance Accounts

The Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made.  This does not apply to IRAs or other retirement plans, or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.  The Fund will not sell your shares if your account value falls as a result of market fluctuations.

Redemption Fee and Market Timing

The Fund expects that some portion of their assets will come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Because the Fund fully discloses its portfolio holdings monthly, it could be subject to such trading activity, especially when substantially invested in international or certain fixed-income funds.  As the Fund does not invest in individual securities, the Fund believes that there is little likelihood of a material impact to its shareholders as a result of frequent trading.  The Fund, therefore, does not generally see a need to restrict the frequency of purchases and redemptions and the Board has approved this policy.  However, shareholders controlling greater than 5% of assets in the Fund will be restricted to no more than four “round trips” through the Fund during any 12 month period.  A round trip is an exchange or redemption out of the Fund followed by an exchange or purchase back into the same Fund.  The Fund will look at both individual account holders as well as groups of accounts that are traded by a single entity (e.g. registered investment advisors) when determining which shareholders control greater than 5% of the Fund.  With respect to omnibus accounts, the Fund will “look through” to the underlying shareholders when determining the 5% threshold.  The Fund will notify shareholders who, in their determination, have exceeded the 5% threshold.

The risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors.  Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders.  Frequent trading could increase the rate of the Fund’s portfolio turnover.  The tax effects (and some trading costs) associated with portfolio turnover may adversely affect the Fund’s performance.  In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or its desired level of operating expenses.  For these reasons, the Fund assesses a 2.00% redemption fee on redemptions or exchanges of shares held for less than 30 days.  The Fund will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 30 day period from the date of purchase.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders.  This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) Fund redemptions under the Fund’s SWP; (iii) the redemption of shares previously purchased under an AIP; or (iv) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.  Also, the redemption fee will not apply to the redemption of shares through automated rebalancing associated with the Fund’s Asset Re-Allocation program.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 30 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans).  While the Fund has entered into information sharing agreements with such Financial Intermediaries which contractually requires such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  The redemption fee also will be applied to exchanges between other FundX Funds if the shares are purchased and held for less than 30 days.

Please bear in mind that the Fund is not in a position to monitor all trading behavior and does not feel that adding the costs of establishing such a process would benefit Fund shareholders.  However, the Fund may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Fund. In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Fund’s strategies, the Fund may close any shareholder account to new purchases when, in the opinion of the Advisor, in its sole discretion, the trading activity is disruptive to the management of the Fund.  The Fund reserves the right, in their sole discretion to identify trading activity as disruptive or abusive.  At all times, the Fund will act on behalf of the best interest of its long-term shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 days from the purchase date.

Redemption “In-Kind”
The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  The Fund does not expect to do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

●	For all redemption requests in excess of $100,000;
●	If a change of address request has been received by USBFS within the last 30 days;
●	If ownership is changed on your account;
●	When redemption proceeds are sent to any person, address or bank account not on record; and
●	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and /or USBFS may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

How to Exchange Fund Shares

Shareholders of record, including Financial Intermediaries, may exchange shares of the Fund for shares of another FundX Fund on any business day by contacting USBFS directly.  This exchange privilege may be changed or canceled by the Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Fund for Class A shares of the First American Prime Obligations Fund (the “First American Fund”).  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call USBFS.  This exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Advisor of an investment in the First American Fund.

You may exchange your shares by notifying USBFS by telephone or in writing.  Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling USBFS at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

Service Fees and Other Third Party Payments

The Fund may pay service fees to Financial Intermediaries, including affiliates of the advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

Distributions and Taxes

Dividends and Distributions

The Fund will make distributions of ordinary dividends and capital gain dividends, if any, at least annually, typically in January. The Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain dividends in additional Fund shares; or (2) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write to USBFS in advance of the payment date of the distribution.

Taxes

The Fund intends to make distributions of ordinary dividends and capital gain dividends.  In general, unless your investment is through a qualified retirement plan, Fund distributions of ordinary dividends are taxable to you as ordinary income, and Fund distributions of capital gain dividends are taxable to you as long-term capital gains, regardless of the length of time you have held your shares.  A portion of the ordinary dividends paid to you by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates.  You will be taxed in the same manner whether you receive your ordinary dividends and capital gain dividends in cash or reinvest them in additional Fund shares.

Ordinary dividends generally consist of the Fund’s investment company taxable income (which includes, among other items, the Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of the Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by the Fund, such as the sale of Underlying Upgrader Funds pursuant to the Tactical Model, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

Financial Highlights

No financial information is available for the Fund because it had not commenced operations prior to the date of this Prospectus.

Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms,
●	Information you give us orally, and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page not a part of the Prospectus

FundX Tactical Upgrader Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Fund provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders.  In the Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquires about the Fund by contacting the Fund at:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[www.upgraderfunds.com]

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Fund are also available:

·	Free of charge from the Fund’s website at www.upgraderfunds.com;

·	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.;

·	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

SUBJECT TO COMPLETION, DATED DECEMBER 14, 2007

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

February ___, 2008

FundX Tactical Upgrader Fund

235 Montgomery Street, Ste. 1049
San Francisco, CA 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February ___, 2008, as may be revised, of the FundX Tactical Upgrader Fund (the “Tactical Fund” or “Fund”), advised by DAL Investment Company, LLC (the “Advisor”), series of Professionally Managed Portfolios (the “Trust”).  A copy of the Fund’s Prospectus is available by calling number listed above or (866) 455-FUND [3863].

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT OBJECTIVE, POLICIES AND RISKS	3
Other Investment Companies	4
Equity Securities	5
Fixed-Income Securities	6
Foreign Investments and Currencies	7
Leverage through Borrowing	8
Fund Borrowing	8
When-Issued Securities	8
Options and Futures	9
Swap Contracts	12
Securities Lending	14
Short Sales	14
Short-Term Investments	15
FUNDAMENTAL INVESTMENT RESTRICTIONS	16
PORTFOLIO TURNOVER	17
PORTFOLIO HOLDINGS INFORMATION	18
TRUSTEES AND EXECUTIVE OFFICERS	19
PROXY VOTING POLICIES AND PROCEDURES	22
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	23
THE FUND’S INVESTMENT ADVISOR	23
SERVICE PROVIDERS	25
Administrator, Transfer Agent and Fund Accountant	25
Independent Registered Public Accounting Firm and Legal Counsel	25
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	26
CAPITAL STOCK	27
DETERMINATION OF SHARE PRICE	27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	28
DISTRIBUTIONS AND TAX INFORMATION	30
THE FUND’S DISTRIBUTOR	32
MARKETING AND SUPPORT PAYMENTS	32
FINANCIAL STATEMENTS	33
APPENDIX A	34
APPENDIX B	36

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free charge at the SEC’s website at www.sec.gov.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

The investment objective of the Fund is to seek to achieve long-term capital appreciation; capital preservation is a secondary consideration.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus.  The Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds and exchange-traded funds (“Upgrading Underlying Funds”).  The Upgrading Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that the Fund’s objective will be attained.

The Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, either directly or via the Upgrading Underlying Funds in which the Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
The Fund pursues its investment objective by investing in shares of other open-end investment companies.  The Fund currently intends to limit its investments in Upgrading Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. This prohibition may prevent the Fund from allocating its investment in the manner the Advisor considers optimal.

As a shareholder of another investment company, the Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Exchange-Traded Funds
The Fund may also invest in ETFs.  ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Through its investment in shares of the Upgrading Underlying Funds, the Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the equity securities in an Upgrading Underlying Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-sized companies, directly or through its investments in Upgrading Underlying Funds, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

An Upgrading Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Upgrading Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Fixed-Income Securities
Through its investment in shares of the Upgrading Underlying Funds, the Fund may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by the Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit an Upgrading Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by an Upgrading Underlying Fund, the Upgrading Underlying Fund’s investment advisor will consider whether the Upgrading Underlying Fund should continue to hold the security, but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Foreign Investments and Currencies
Through its investment in shares of the Upgrading Underlying Funds, the Fund may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less governmental supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Upgrading Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Upgrading Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Upgrading Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Upgrading Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject the Fund, to a greater extent, to the risks associated with investments in that region or country.  The Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Upgrading Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Upgrading Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Upgrading Underlying Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

To the extent an Upgrading Underlying Fund invests in securities denominated in foreign currencies, the Upgrading Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Upgrading Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Upgrading Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Leverage through Borrowing
The Upgrading Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Upgrading Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Upgrading Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Upgrading Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Upgrading Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Upgrading Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Upgrading Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Upgrading Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Upgrading Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Fund is authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets at the time of such borrowings.  The Fund will not borrow for investment purposes.  When borrowing, the Fund will be subject to risks similar to those listed above in the section “Leveraging Through Borrowing.”

When-Issued Securities
An Upgrading Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Upgrading Underlying Fund to the issuer and no interest accrues to the Upgrading Underlying Fund.  To the extent that assets of the Upgrading Underlying Fund are held in cash pending the settlement of a purchase of securities, the Upgrading Underlying Fund would earn no income.  At the time an Upgrading Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Upgrading Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Upgrading Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Upgrading Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Options and Futures
Upgrading Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”). Upgrading Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Upgrading Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Upgrading Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)           Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, an Upgrading Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If an Upgrading Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Upgrading Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Upgrading Underlying Fund sell a portfolio security at a disadvantageous time.  An Upgrading Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Upgrading Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Upgrading Underlying Fund’s assets to cover or accounts could impede portfolio management or the Upgrading Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Upgrading Underlying Fund on options transactions.

Options on Securities and Securities Indices
Upgrading Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle an Upgrading Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  Upgrading Underlying Funds normally purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle an Upgrading Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Upgrading Underlying Funds may purchase and sell options traded on U.S. and foreign exchanges.  Although Upgrading Underlying Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that an Upgrading Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Upgrading Underlying Funds may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves an Upgrading Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by the Upgrading Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, an Upgrading Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, an Upgrading Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless the Upgrading Underlying Fund effects a closing purchase transaction.

Upgrading Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to an Upgrading Underlying Fund at the stated exercise price.  An Upgrading Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, an Upgrading Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of an Upgrading Underlying Fund’s option orders.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Upgrading Underlying Fund realizes a capital gain; if it is more, the Upgrading Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Upgrading Underlying Fund realizes a capital gain; if it is less, the Upgrading Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Upgrading Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Upgrading Underlying Fund invests in futures contracts, the Upgrading Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Upgrading Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Upgrading Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Upgrading Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Upgrading Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Upgrading Underlying Fund may use (i) long equity swap contracts – where the Upgrading Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Upgrading Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

Uses
An Upgrading Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Upgrading Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Upgrading Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Upgrading Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Upgrading Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Upgrading Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Upgrading Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Upgrading Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Upgrading Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Upgrading Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Upgrading Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Upgrading Underlying Fund’s performance.

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Upgrading Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Upgrading Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Upgrading Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Upgrading Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities
Typically, an Upgrading Underlying Fund may invest up to 15% of its net assets in securities that are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.

The Investment Company Act of 1940 provides that an Upgrading Underlying Fund, whose shares are purchased by the Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Upgrading Underlying Fund’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief). Thus, shares of an Upgrading Underlying Fund held by the Fund in excess of 1% of the Upgrading Underlying Fund’s outstanding securities may be considered not readily marketable securities that together with other such securities, may not exceed 15% of the Fund’s net assets.  However, because the Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund’s portfolio, instead of in cash, these holdings may be treated as liquid.  In some cases, an Upgrading Underlying Fund may make a redemption payment to the Fund by distributing securities from its portfolio instead of cash.  Thus, it is possible that such Fund could hold securities distributed by an Upgrading Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities.  Disposing of such securities could cause the Fund to incur additional costs.

Restricted Securities
An Upgrading Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Upgrading Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Upgrading Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  An Upgrading Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Upgrading Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Upgrading Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Upgrading Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Upgrading Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Upgrading Underlying Fund at any time; (3) the Upgrading Underlying Fund receives reasonable interest or fee payments on the loan; (4) the Upgrading Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Upgrading Underlying Fund’s assets.

Short Sales
An Upgrading Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Upgrading Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer.  The Upgrading Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Upgrading Underlying Fund.  An Upgrading Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Upgrading Underlying Fund replaces the borrowed security.  An Upgrading Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Upgrading Underlying Fund may be required to pay in connection with the short sale.

Typically an Upgrading Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments
The Fund and Upgrading Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Fund and Upgrading Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Fund and Upgrading Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Fund and Upgrading Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Fund and Upgrading Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

Repurchase Agreements
The Fund and Upgrading Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., the Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund or an Upgrading Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund or an Upgrading Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  A Fund or an Upgrading Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Upgrading Underlying Fund could suffer a loss.

Tactical Model
The Advisor uses a “Tactical Model” to evaluate prevailing market conditions. The Advisor believes that long-term investors generally benefit from being fully invested in the market, but sometimes certain measurable conditions exist that justify having reduced market exposure.  The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.  The Advisor refers to these shifts as “tactical” and the entire model as its “Tactical Model”.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Trust on behalf of the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.  These investments restrictions do not apply to the Upgrading Underlying Funds.  The Fund may not:

1.           Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

2.           (a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.  Initial or variation for futures contracts will be deemed to be pledges of the Fund’s assets

3.           Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security.

4.           Purchase commodities or commodity contracts (other than futures contracts).

5.           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from investing in securities or other instruments back by real estate or securities issued by an company engaged in the real estate business.

6.           Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies).  This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

7.           With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.           With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in it sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holdings on the Fund’s website at www.upgraderfunds.com under the hotlink of the Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time such information is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third-parties, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There is no assurance that the Fund’s policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Because the Fund makes investments in Upgrading Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but does not maintain criteria for determining whether the Upgrading Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Upgrading Underlying Funds, and therefore the Fund, may be affected by the improper use or control of portfolio holdings information by the Upgrading Underlying Funds.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., prior thereto Senior Vice President; formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Trustee, Managers Funds; Trustee, Managers AMG Funds.
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Chief Financial Officer, U.S.
Bancorp Fund Services, LLC,
since April 2006; Vice
President, U.S. Bancorp Fund
Services, LLC since 1997;
formerly, Chief Financial
Officer, Quasar Distributors,
LLC (2000-2003).

				Not Applicable	Not Applicable.
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Fund and the FundX Stock Upgrader Fund, FundX ETF Upgrader Fund, FundX ETF Aggressive Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund (collectively referred to as the “Related Series”).  Except for the Related Series, the Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trust Committees
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2007.

Name	Dollar Range of FundX Tactical Upgrader Fund Shares(1)	Dollar Range of the Fund and its Related Series	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$___	$___
Wallace L. Cook	None	$___	$___
Carl A. Froebel	None	$___	$___
Steven J. Paggioli	None	$___	$___
(1)	As the Fund was not operational prior to the date of this SAI, no Trustees or officers own shares of the Fund.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation
Set forth below is the rate of compensation received by the following Independent Trustees from all portfolios of the Trust for the fiscal year ended October 31, 2007.  These amounts are allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive an annual retainer of $40,000.  Independent Trustees also receive additional fees for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  The Chairman of the Board receives an additional annual retainer of $8,000.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	FundX Tactical Upgrader Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	None	None	None	$___
Wallace L. Cook, Trustee	None	None	None	$___
Carl A. Froebel, Trustee	None	None	None	$___
Steve J. Paggioli, Trustee	None	None	None	$___
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds and its Related Series.  For the fiscal year ended October 31, 2008, Trustees’ fees and expenses in the amount of $___ are anticipated to be incurred the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve such conflict in the best interests of the Fund’s shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT
OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control. Because the Fund is newly created and has no investors as of the date of this Statement of Additional Information, there are no control persons of the Fund.

THE FUND’S INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor.

As compensation, the Tactical Fund pays the Advisor a monthly management fee (accrued daily) based on the Fund’s average daily net assets at the annual rate of ___% on assets up to $500 million, ___% on assets between $500 million and $750 million, ___% on assets between $750 million and $1 billion, and ___% on assets over $1 billion.

After its initial two-year period, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund); and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the period shown in the Example contained in the Prospectus and for an indefinite period thereafter, until the Board determines that the Expense Cap is no longer in the best interest of the Fund and its shareholders.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Portfolio Managers
The Fund is managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the investment committee as of December 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	_	$__ Billion	0	$0
Other Pooled Investment Vehicles	_	$__ Million	0	$0
Other Accounts	___	$___ Million	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Fund, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Fund and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

As of the date of the SAI, none of the Fund’s Portfolio Managers beneficially owned shares of the Fund as it had not commenced operations.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund.  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of ___% on assets up to $150 million, ___% on assets between $150 million and $350 million, ___% on assets between $350 million and $500 million and ___% on the remaining balance with a minimum fee of $____.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

Custodian
U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
________, _________, ____, _______, ________, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Fund.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (formerly National Association for Securities Dealers) (“FINRA”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Fund.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Fund consist primarily of shares of Upgrading Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for unrestricted business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, the Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult USBFS.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”).  It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. For purposes of these calendar year distribution requirements, the Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward for the Fund.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Ordinary dividends generally consist of the Fund’s investment company taxable income (which includes, among other items, the Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the ordinary dividends paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the ordinary dividends paid by the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  It is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be qualified dividend income to individual shareholders and eligible for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  In addition, Fund shares must be held by an individual shareholder for at least 61 days in order for a dividend to be treated as a qualified dividend, and Fund shares must be held by a corporate shareholder for at least 46 days, and not be treated as debt-financed assets of such shareholder, in order to be eligible for the dividends received deduction.

Capital gain dividends generally consist of the Fund’s net capital gain (which is the excess of net long-term capital gains  over net short-term capital losses), and are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gain dividends are not eligible for the dividends-received deduction referred to in the previous paragraph.

Distributions of ordinary dividends and capital gain dividends will be taxable to shareholders as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The sale of assets by the Fund, such as the sale of Underlying Upgrader Funds pursuant to the Tactical Model, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary dividends and capital gain dividends as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of ordinary dividends and capital gain  dividends and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUND’S DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the FINRA.

The Distribution Agreement between the Fund and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Fund’s Advisor, out of its own resources and without additional cost to the Fund or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2007 the Advisor has agreements with ___ firms to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. As of the date of this SAI, no financial statements are available for the Fund as it had not commenced operations.

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(d)	(i)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

	(v)(C)	Investment Advisory Agreement dated _________, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC – to be filed.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(viii)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(viii)(B)	Investment Advisory Agreement dated _________, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. – to be filed.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xiii)
Investment Advisory Agreement dated October 7, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Robeco Investment Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xiv)
Amended and Restated Investment Advisory Agreement August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(e)	(i)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

2

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)	Amendment to Exhibit A of the Distribution Agreement dated _____, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund – to be filed.

(v)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(vii)(B)	Amendment to Exhibit A of the Distribution Agreement dated _____, 2007, between the Trust on behalf of the Hodges Small Cap Fund – to be filed.

(viii)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Distribution Agreement dated October 29, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xii)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

3

(xiii)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

	(vii)	Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund – to be filed.

	(viii)	Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund – to be filed.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

4

(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Administration Servicing Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(i)(H)	Addendum to Administration Servicing Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(i)(I)	Addendum to Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund – to be filed.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(ii)(G)	Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(ii)(H)	Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund – to be filed.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

5

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(iii)(G)	Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(iii)(H)	Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund – to be filed.

(iv)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)	Operating Expense Limitation Agreement dated _____, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC– to be filed.

(xii)
Operating Expense Limitation Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2006.

(xiii)
Operating Expense Limitation Agreement dated August 1, 2004 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 261 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2006.

6

	(xiv)	Operating Expense Limitation Agreement dated _____, 2007 between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. – to be filed.

(xv)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xvi)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xvii)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xviii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xix)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xx)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxi)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxii)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

7

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)	Opinion and Consent of Counsel dated _____, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund – to be filed.

(ix)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker LLP for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2004.

(x)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hester Total Return Fund (formerly, the Avondale Hester Total Return Fund) is herein incorporated by reference from the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)	Opinion and Consent of Counsel dated _____, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund – to be filed.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xv)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xvi)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xvii)
Opinion and Consent of Counsel dated November 15, 2007 by Goodwin Procter LLP for the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xviii)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

8

(xix)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xx)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xxi)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxii)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2006.

(k)		Omitted Financial Statements – None.

(l)		Initial Capital Agreements – None.

(m)	(i)
Form of Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution Plan between the Trust, on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(n)	(i)
Rule 18f-3 Plan dated June 7, 2006 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(o)		Reserved.

9

(p)	(i)
Code of Ethics for the Trust, on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 24, 2005.

(ii)
Code of Ethics for Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(iii)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(iv)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(v)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2005.

(vi)
Code of Ethics for Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(vii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(viii)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ix)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(x)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xi)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(xii)
Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xiii)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xiv)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xv)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xvi)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 23, 2001.

10

Item 24.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

Quasar Distributor’s, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	M.D. Sass
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust

11

Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
Fairholme Funds, Inc.	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	The Purisima Funds
The Glenmede Fund, Inc.	Quaker Investment Trust
The Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund	Rockland Trust
Guinness Atkinson Funds	Summit Mutual Funds, Inc.
Harding, Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
The Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust For Professional Managers
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	WY Funds
Jacob Internet Fund Inc.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

12

Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732
Hester Capital Management, LLC 1301 S. Mo-Pac Expressway, Suite 350 Austin, TX 78746
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Robeco Investment Management, Inc. 909 3rd Avenue New York, NY 10022
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130

13

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post Effective Amendment No. 299 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on December 14, 2007.

Professionally Managed Portfolios

By: Robert M. Slotky*
   Robert M. Slotky
   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 299 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	December 14, 2007
Steven J. Paggioli

Dorothy A. Berry*	Trustee	December 14, 2007
Dorothy A. Berry

Wallace L. Cook*	Trustee	December 14, 2007
Wallace L. Cook

Carl A. Froebel*	Trustee	December 14, 2007
Carl A. Froebel

Robert M. Slotky*	President	December 14, 2007
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	December 14, 2007
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		December 14, 2007
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney